S000037262 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	123 Months Ended	150 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Blended Benchmark 1 (consisting of 60% MSCI ACWI Index (Net) and 40% Bloomberg Global Aggregate Index) (reflects reinvested dividends net of withholding taxes on the MSCI ACWI Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.49%	5.32%	5.72%
Blended Benchmark 2 (consisting of 60% MSCI ACWI Index (Net) Hedged to DM Currencies and 40% Bloomberg Global Aggregate Hedged Index) (reflects reinvested dividends net of withholding taxes on the MSCI ACWI Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.33%	7.18%	7.18%
FTSE Three-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.45%	2.54%	1.79%
MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(1.69%)	(1.96%)	0.15%
C000114818 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.44%	2.46%	4.13%
Performance Inception Date						Jun. 19, 2012
C000114818 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.52%	0.39%	2.24%
Performance Inception Date						Jun. 19, 2012
C000114818 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.85%	1.16%	2.50%
Performance Inception Date						Jun. 19, 2012
C000114819 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.75%	2.90%	3.97%
Performance Inception Date						Jun. 19, 2012
C000114825 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.86%	3.93%	5.01%
Performance Inception Date						Jun. 19, 2012
C000114823 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.82%	3.93%	5.02%
Performance Inception Date						Jun. 19, 2012
C000147084 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.88%	3.97%	5.07%
Performance Inception Date					Oct. 01, 2014
C000255600 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.52%	3.66%	4.75%
Performance Inception Date	Oct. 02, 2024